Loans and Allowance for Credit Losses - Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Allowance for credit losses	$ 3,986	$ 2,998
Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	171,621	148,745
Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	171,863	148,880
Allowance for credit losses	242	135
Residential mortgages [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	381	295
Residential mortgages [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3	7
Residential mortgages [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	83,529	94,824
Residential mortgages [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	60,594	34,751
Residential mortgages [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	10,843	17,345
Residential mortgages [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,112	479
Residential mortgages [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	14,401	1,179
Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	102,821	85,612
Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	103,569	86,103
Allowance for credit losses	748	491
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	457	312
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,476	1,827
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	37,953	33,637
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	22,162	25,676
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	14,790	18,169
Consumer installment and other personal loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,680	2,398
Consumer installment and other personal loans [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	24,051	4,084
Credit Card Loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	11,343	9,387
Credit Card Loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	11,700	9,663
Allowance for credit losses	357	276
Credit Card Loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,631	2,920
Credit Card Loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,899	443
Credit Card Loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,815	1,620
Credit Card Loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	4,433	3,710
Credit Card Loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,177	879
Credit Card Loans [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	745	91
Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	354,606	320,830
Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	356,779	322,545
Allowance for credit losses	2,173	1,715
Business and government loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,006	1,384
Business and government loans [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	199,312	194,010
Business and government loans [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	145,926	120,841
Business and government loans [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	9,535	6,310
Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	256,077	249,343
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	466	381
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	310	292
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	189,452	187,287
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	63,673	59,967
Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	3,108	2,178
Gross Total Loans And Acceptances [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	640,391	564,574
Gross Total Loans And Acceptances [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	643,911	567,191
Gross commitments and financial guarantee contracts [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	256,543	249,724
Stage One [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	152,853	141,046
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	152,931	141,105
Allowance for credit losses	78	59
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3	7
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	83,187	94,743
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	49,613	31,617
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,647	13,474
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	213	138
Stage One [member] | Residential mortgages [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	14,268	1,126
Stage One [member] | Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	92,954	78,075
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	93,181	78,176
Allowance for credit losses	227	101
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,471	1,792
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	37,897	33,554
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	21,083	24,369
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	8,265	13,536
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	696	873
Stage One [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	23,769	4,052
Stage One [member] | Credit Card Loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	9,900	8,186
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	10,016	8,255
Allowance for credit losses	116	69
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,631	2,920
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,898	442
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,771	1,569
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	3,568	2,918
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	478	316
Stage One [member] | Credit Card Loans [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	670	90
Stage One [member] | Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	314,975	285,088
Stage One [member] | Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	315,850	285,696
Allowance for credit losses	875	608
Stage One [member] | Business and government loans [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	195,266	187,245
Stage One [member] | Business and government loans [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	119,666	98,451
Stage One [member] | Business and government loans [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	918
Stage One [member] | Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	238,552	227,881
Stage One [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	269	194
Stage One [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	188,120	182,153
Stage One [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	50,414	45,920
Stage One [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	287	2
Stage One [member] | Gross Total Loans And Acceptances [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	570,682	512,395
Stage One [member] | Gross Total Loans And Acceptances [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	571,978	513,232
Stage One [member] | Gross commitments and financial guarantee contracts [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	238,821	228,075
Stage Two [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	18,392	7,414
Stage Two [member] | Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	18,551	7,480
Allowance for credit losses	159	66
Stage Two [member] | Residential mortgages [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	342	81
Stage Two [member] | Residential mortgages [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	10,981	3,134
Stage Two [member] | Residential mortgages [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5,196	3,871
Stage Two [member] | Residential mortgages [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,899	341
Stage Two [member] | Residential mortgages [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	133	53
Stage Two [member] | Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	9,551	7,327
Stage Two [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	9,931	7,615
Allowance for credit losses	380	288
Stage Two [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Exceptionally low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	5	35
Stage Two [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	56	83
Stage Two [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,079	1,307
Stage Two [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	6,525	4,633
Stage Two [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,984	1,525
Stage Two [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	282	32
Stage Two [member] | Credit Card Loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,443	1,201
Stage Two [member] | Credit Card Loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,684	1,408
Allowance for credit losses	241	207
Stage Two [member] | Credit Card Loans [member] | Gross carrying amount [member] | Very low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1	1
Stage Two [member] | Credit Card Loans [member] | Gross carrying amount [member] | Low probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	44	51
Stage Two [member] | Credit Card Loans [member] | Gross carrying amount [member] | Medium probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	865	792
Stage Two [member] | Credit Card Loans [member] | Gross carrying amount [member] | High probability of default [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	699	563
Stage Two [member] | Credit Card Loans [member] | Gross carrying amount [member] | Not Rated [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	75	1
Stage Two [member] | Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	38,055	34,790
Stage Two [member] | Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	38,923	35,465
Allowance for credit losses	868	675
Stage Two [member] | Business and government loans [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	4,046	6,765
Stage Two [member] | Business and government loans [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	26,260	22,390
Stage Two [member] | Business and government loans [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	8,617	6,310
Stage Two [member] | Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	17,225	21,183
Stage Two [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	187	174
Stage Two [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	1,332	5,134
Stage Two [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Sub investment grade [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	13,259	14,047
Stage Two [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Watch list [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	2,821	2,176
Stage Two [member] | Gross Total Loans And Acceptances [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	67,441	50,732
Stage Two [member] | Gross Total Loans And Acceptances [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	69,089	51,968
Stage Two [member] | Gross commitments and financial guarantee contracts [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	17,412	21,357
Stage three [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	376	285
Stage three [member] | Residential mortgages [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	381	295
Allowance for credit losses	5	10
Stage three [member] | Residential mortgages [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	381	295
Stage three [member] | Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	316	210
Stage three [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	457	312
Allowance for credit losses	141	102
Stage three [member] | Consumer installment and other personal loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	457	312
Stage three [member] | Business and government loans [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	1,576	952
Stage three [member] | Business and government loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,006	1,384
Allowance for credit losses	430	432
Stage three [member] | Business and government loans [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,006	1,384
Stage three [member] | Loan commitments and financial guarantee contracts issued [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	300	279
Stage three [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Allowance for credit losses	10	13
Stage three [member] | Loan commitments and financial guarantee contracts issued [member] | Gross carrying amount [member] | Default and impaired [member]
Disclosure of credit risk exposure [line items]
Commitments and financial guarantee contracts	310	292
Stage three [member] | Gross Total Loans And Acceptances [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,268	1,447
Stage three [member] | Gross Total Loans And Acceptances [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	2,844	1,991
Stage three [member] | Gross commitments and financial guarantee contracts [Member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Credit risk exposure for loans	$ 310	$ 292